Financial Instruments - Losses (Gains) on Derivative Instruments - Net Investment Hedges (Details) - Net Investment Hedging [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Derivative Instruments, Loss (Gain) [Line Items]
Other Comprehensive (Income) Loss, Net Investment Hedge, (Gain) Loss, before Tax	$ (130)	$ 122
Loss (Gain) on Net Investment Hedge Recognized in Net Income, Net, Pretax	(5)	0
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Loss (Gain) [Line Items]
Other Comprehensive (Income) Loss, Net Investment Hedge, (Gain) Loss, before Tax	3	0
Loss (Gain) on Net Investment Hedge Recognized in Net Income, Net, Pretax	(5)	0
Debt Securities
Derivative Instruments, Loss (Gain) [Line Items]
Other Comprehensive (Income) Loss, Net Investment Hedge, (Gain) Loss, before Tax	(133)	122
Loss (Gain) on Net Investment Hedge Recognized in Net Income, Net, Pretax	$ 0	$ 0